FLOW-THROUGH SHARES LIABILITY	12 Months Ended
Dec. 31, 2018
Statements Line Items
FLOW-THROUGH SHARES LIABILITY [Text Block]

NOTE 9 – FLOW-THROUGH SHARES LIABILITY

The following is a continuity schedule of the liability portion of the flow-through shares issuances:

	Issued in	Issued in
	October	December
	2017	2017	Total
	$	$	$
Balance at January 1, 2017	-	-	-
Liability incurred on flow-through shares issued	21	93	114
Settlement of flow-through share liability on incurring expenditures	(21)	-	(21)
Balance at December 31, 2017	-	93	93
Settlement of flow-through share liability on incurring expenditures	-	(93)	(93)
Balance at December 31, 2018	-	-	-